T. ROWE PRICE Mid-Cap Growth Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.5%
COMMUNICATION SERVICES 4.6%
Entertainment 1.9%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,099,500 193,099
Liberty Media Corp-Liberty Live, Class C (1) 145,520 4,671
Spotify Technology (1) 2,199,600 340,146
537,916
Interactive Media & Services 0.4%
Match Group (1) 2,800,000 109,690
109,690
Media 2.3%
New York Times, Class A  1,700,000 70,040
Trade Desk, Class A (1) 7,266,000 567,838
637,878
Total Communication Services 1,285,484
CONSUMER DISCRETIONARY 11.2%
Automobile Components 0.1%
Mobileye Global, Class A (1) 490,630 20,386
20,386
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 1,350,000 109,971
Clear Secure, Class A  1,687,000 32,120
142,091
Hotels, Restaurants & Leisure 5.7%
Caesars Entertainment (1) 1,493,000 69,201
Chipotle Mexican Grill (1) 59,700 109,360
Domino's Pizza  1,080,494 409,280
Hilton Worldwide Holdings  3,084,600 463,245
MGM Resorts International  7,000,000 257,320
Yum! Brands  2,400,000 299,856
1,608,262
Specialty Retail 4.5%
Bath & Body Works  5,772,900 195,124
Burlington Stores (1) 2,499,600 338,196
Five Below (1) 1,250,000 201,125
O'Reilly Automotive (1) 90,000 81,797
Ross Stores  2,499,600 282,330
Tractor Supply  398,200 80,855
Ulta Beauty (1) 250,000 99,862
1,279,289

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica (1) 324,900 125,285
125,285
Total Consumer Discretionary 3,175,313
CONSUMER STAPLES 3.9%
Beverages 0.3%
Boston Beer, Class A (1) 250,000 97,382
97,382
Consumer Staples Distribution & Retail 2.2%
Casey's General Stores  1,000,000 271,520
Dollar General  275,000 29,095
Dollar Tree (1) 2,700,000 287,415
Maplebear (1) 444,053 13,184
Maplebear, Acquisition Date: 2/26/21 - 11/19/21, Cost $66,815 (1)
(2) 552,769 16,412
617,626
Food Products 0.4%
TreeHouse Foods (1) 2,739,610 119,392
119,392
Household Products 0.4%
Reynolds Consumer Products  3,941,000 101,008
101,008
Personal Care Products 0.6%
Kenvue  7,999,000 160,620
160,620
Total Consumer Staples 1,096,028
ENERGY 4.1%
Energy Equipment & Services 0.3%
TechnipFMC  3,750,000 76,275
76,275
Oil, Gas & Consumable Fuels 3.8%
Cheniere Energy  2,250,000 373,410
Coterra Energy  5,721,400 154,764
EQT  5,700,000 231,306
Pioneer Natural Resources  1,194,000 274,083
Range Resources  1,000,000 32,410
1,065,973
Total Energy 1,142,248

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 7.8%
Capital Markets 4.8%
Cboe Global Markets  298,500 46,629
Intercontinental Exchange  2,686,500 295,569
KKR  6,472,300 398,694
MarketAxess Holdings  599,900 128,162
Raymond James Financial  1,741,800 174,929
Tradeweb Markets, Class A  3,881,700 311,312
1,355,295
Financial Services 1.2%
FleetCor Technologies (1) 1,324,800 338,274
338,274
Insurance 1.8%
Assurant  2,185,600 313,808
Axis Capital Holdings  1,990,100 112,182
Kemper  699,900 29,417
Markel Group (1) 32,900 48,445
503,852
Total Financials 2,197,421
HEALTH CARE 24.1%
Biotechnology 5.5%
Alnylam Pharmaceuticals (1) 1,674,700 296,589
Apellis Pharmaceuticals (1) 1,349,800 51,347
Argenx, ADR (1) 314,900 154,814
Ascendis Pharma, ADR (1) 1,144,600 107,180
Biogen (1) 900,000 231,309
CRISPR Therapeutics (1) 1,194,000 54,196
Exact Sciences (1) 1,439,900 98,230
Ionis Pharmaceuticals (1) 4,725,400 214,344
Karuna Therapeutics (1) 625,150 105,707
Roivant Sciences (1) 5,250,000 61,320
Sarepta Therapeutics (1) 900,000 109,098
Seagen (1) 298,500 63,327
1,547,461
Health Care Equipment & Supplies 8.1%
Alcon  3,120,300 240,450
Cooper  849,900 270,277
DENTSPLY SIRONA  2,484,400 84,867
Enovis (1) 3,233,100 170,482
Hologic (1) 10,694,100 742,171
ICU Medical (1) 824,900 98,171
QuidelOrtho (1) 2,125,000 155,210

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Teleflex (3) 2,580,700 506,875
2,268,503
Health Care Providers & Services 2.3%
Acadia Healthcare (1) 3,981,300 279,925
agilon health (1) 7,168,400 127,311
Molina Healthcare (1) 726,600 238,245
645,481
Health Care Technology 1.6%
Veeva Systems, Class A (1) 2,186,000 444,742
444,742
Life Sciences Tools & Services 5.6%
Agilent Technologies  4,978,100 556,651
Avantor (1) 17,997,000 379,377
Bruker  5,499,100 342,594
West Pharmaceutical Services  760,000 285,159
1,563,781
Pharmaceuticals 1.0%
Catalent (1) 5,862,920 266,939
266,939
Total Health Care 6,736,907
INDUSTRIALS & BUSINESS SERVICES 17.0%
Aerospace & Defense 2.5%
BWX Technologies  1,737,900 130,308
Textron  7,450,000 582,143
712,451
Commercial Services & Supplies 0.3%
Waste Connections  696,700 93,567
93,567
Electrical Equipment 0.2%
Shoals Technologies Group, Class A (1) 2,470,200 45,081
45,081
Ground Transportation 1.7%
JB Hunt Transport Services  2,587,900 487,871
487,871
Industrial Conglomerates 1.0%
Roper Technologies  559,900 271,148
271,148
Machinery 4.9%
Esab  3,112,082 218,530
Fortive  5,948,400 441,133

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
IDEX  824,900 171,596
Ingersoll Rand  8,500,000 541,620
1,372,879
Passenger Airlines 0.8%
Southwest Airlines  8,498,600 230,057
230,057
Professional Services 4.8%
Broadridge Financial Solutions  1,374,649 246,131
Equifax  1,899,700 347,987
Paylocity Holding (1) 1,194,400 217,023
TransUnion  3,980,100 285,731
Verisk Analytics  1,049,800 248,005
1,344,877
Trading Companies & Distributors 0.8%
United Rentals  532,500 236,734
236,734
Total Industrials & Business Services 4,794,665
INFORMATION TECHNOLOGY 17.6%
Electronic Equipment, Instruments & Components 2.6%
Amphenol, Class A  2,709,200 227,546
Cognex  2,481,300 105,306
Keysight Technologies (1) 2,569,000 339,905
Littelfuse  207,772 51,386
724,143
IT Services 0.3%
MongoDB (1) 248,200 85,842
85,842
Semiconductors & Semiconductor Equipment 7.6%
KLA  627,000 287,580
Lattice Semiconductor (1) 2,089,500 179,550
Marvell Technology  12,918,600 699,284
Microchip Technology  11,197,500 873,965
NXP Semiconductors  499,900 99,940
2,140,319
Software 7.1%
Atlassian, Class A (1) 647,000 130,377
BILL Holdings (1) 1,247,641 135,456
CCC Intelligent Solutions Holdings (1) 15,424,941 205,923
Confluent, Class A (1) 993,400 29,414
Crowdstrike Holdings, Class A (1) 2,488,300 416,492
Fair Isaac (1) 333,400 289,568
Fortinet (1) 3,399,400 199,477

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HashiCorp, Class A (1) 496,000 11,324
Klaviyo, Class A (1) 510,542 17,614
PTC (1) 2,599,600 368,311
Synopsys (1) 270,000 123,922
Tyler Technologies (1) 200,000 77,228
2,005,106
Total Information Technology 4,955,410
MATERIALS 5.2%
Chemicals 0.6%
RPM International  1,849,700 175,370
175,370
Construction Materials 1.2%
Martin Marietta Materials  799,900 328,343
328,343
Containers & Packaging 3.4%
Avery Dennison  1,991,300 363,751
Ball  8,750,000 435,575
Sealed Air  4,999,200 164,273
963,599
Total Materials 1,467,312
REAL ESTATE 1.0%
Real Estate Management & Development 1.0%
CoStar Group (1) 3,672,300 282,363
Total Real Estate 282,363
Total Common Stocks (Cost $18,927,831) 27,133,151
CONVERTIBLE PREFERRED STOCKS 0.3%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(2)(4) 3,278,524 17,540
Total Health Care 17,540
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date: 8/31/21, Cost $18,583 (1)
(2)(4) 252,883 18,587
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,088 (1)(2)
(4) 96,442 7,088
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)(2)(4) 839,788 5,207
Total Information Technology 30,882

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(4) 408,411 19,496
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)(2)
(4) 921,478 18,687
Total Materials 38,183
Total Convertible Preferred Stocks (Cost $127,125) 86,605
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Treasury Reserve Fund, 5.40% (3)(5) 934,576,693 934,577
Total Short-Term Investments (Cost $934,577) 934,577
Total Investments in Securities 100.1%
(Cost $19,989,533) $ 28,154,333
Other Assets Less Liabilities (0.1)% (26,907)
Net Assets 100.0% $ 28,127,426
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$103,017 and represents 0.4% of net assets.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Teleflex  $ 2,476 $ (140,026) $ 2,641
T. Rowe Price Government Reserve Fund, 5.40% — — —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 39,651
Totals $ 2,476# $ (140,026) $ 42,292+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Teleflex  $ 648,264 $ — $ 1,363 $ 506,875
T. Rowe Price Government
Reserve Fund, 5.40% —  ¤  ¤ —
T. Rowe Price Treasury Reserve
Fund, 5.40% 1,068,456  ¤  ¤ 934,577
Total $ 1,441,452^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $42,292 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,275,292.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,116,739 $ 16,412 $ — $ 27,133,151
Convertible Preferred Stocks — — 86,605 86,605
Short-Term Investments 934,577 — — 934,577
Total $ 28,051,316 $ 16,412 $ 86,605 $ 28,154,333

T. ROWE PRICE Mid-Cap Growth Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F64-054Q3 09/23